Exhibit 99.2

Discover Card Execution Note Trust

DiscoverSeries Monthly Statement

Distribution Date: September 15, 2010

Month Ending: August 31, 2010

Pursuant to the Indenture dated as of July 26, 2007, as amended, (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") and U.S. Bank National Association as Indenture Trustee (the "Indenture Trustee") and the Amended and Restated Indenture Supplement dated as of June 4, 2010, as amended, for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement. The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission under file number 333-141703-02 as follows:

Indenture As Exhibit 4.5 to the Note Issuance Trust's current report on Form 8-K filed on July 27, 2007.

Amended and Restated Indenture Supplement As Exhibit 4.5 to the Note Issuance Trust's current report on Form 8-K filed on June 4, 2010.

1. Interest to be paid on this Distribution Date:
								Amount of interest paid on this Distribution Date per $1,000 of Outstanding Dollar Principal Amount
							Amount of interest paid on this Distribution Date
			LIBOR Determination Date	Interest Payment Date		Number of Days in the Interest Accrual Period
	CUSIP Number
Tranche					Interest Rate

Class A (2007-1)	254683	AC9		09/15/2010	5.65000%	30	$4,708,333.33	$4.708333330
Class A (2007-2)	254683	AD7	06/11/2010	09/15/2010	0.87706%	92	$2,801,719.45	$2.241375560
Class A (2008-3)	254683	AG0		09/15/2010	5.10000%	30	$3,612,500.00	$4.250000000
Class A (2008-4)	254683	AH8		09/15/2010	5.65000%	30	$3,531,250.00	$4.708333333
Class A (2008-C)							$0.00
Class A (2009-1)	254683	AJ4	08/12/2010	09/15/2010	1.57594%	30	$1,969,925.00	$1.313283333
Class A (2009-2)	254683	AK1	08/12/2010	09/15/2010	1.57594%	30	$1,707,268.33	$1.313283331
Class A (2010-1)	254683	AL9	08/12/2010	09/15/2010	0.92594%	30	$578,712.50	$0.771616667
Class A (2010-A)				09/15/2010	1.00216%	30	$208,783.85	$0.835135400
Class A (2010-B)							$0.00
Class A (2010-C)							$0.00
Total Class A							$19,118,492.46

Class B (2007-1)	254683	AB1	08/12/2010	09/15/2010	0.51594%	30	$85,990.00	$0.429950000
Class B (2009-1)					0.00000%		$0.00	$0.000000000
Class B (2009-2)					0.00000%		$0.00	$0.000000000
Class B (2010-1)					0.00000%		$0.00	$0.000000000
Total Class B							$85,990.00

Class C (2009-1)					0.00000%		$0.00	$0.000000000
Class C (2009-2)					0.00000%		$0.00	$0.000000000
Class C (2010-1)					0.00000%		$0.00	$0.000000000
Total Class C							$0.00

Total							$19,204,482.46

2. Principal to be paid on this Distribution Date:

			Scheduled principal payments	Shortfall in scheduled principal payments	Amount of principal paid on this Distribution Date	Amount of principal paid per $1,000 of Stated Principal Amount	Total amount of principal paid through this Distribution Date

Tranche	CUSIP Number
Class A (2007-1)	254683	AC9	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2007-2)	254683	AD7	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-3)	254683	AG0	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-4)	254683	AH8	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-C)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2009-1)	254683	AJ4	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2009-2)	254683	AK1	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-1)	254683	AL9	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-A)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-B)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-C)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Total Class A			$0.00	$0.00	$0.00		$0.00

Class B (2007-1)	254683	AB1	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2009-1)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2009-2)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2010-1)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Total Class B			$0.00	$0.00	$0.00		$0.00

Class C (2009-1)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2009-2)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2010-1)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Total Class C			$0.00	$0.00	$0.00		$0.00

Class D (2009-1) (1)			$0.00	$0.00	$0.00
Total Class D			$0.00	$0.00	$0.00

Total			$0.00	$0.00	$0.00

3. Principal Amount and Nominal Liquidation Amount (as of end of August 2010 ):

(reflects issuances during August 2010 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations on this Distribution Date)

			Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
	Stated Principal Amount	Outstanding Dollar Principal Amount
Tranche
Class A (2007-1)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2007-2)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A (2008-3)	$850,000,000.00	$850,000,000.00	$850,000,000.00	$850,000,000.00
Class A (2008-4)	$750,000,000.00	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00
Class A (2009-2)	$1,300,000,000.00	$1,300,000,000.00	$1,300,000,000.00	$1,300,000,000.00
Class A (2010-1)	$750,000,000.00	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class A (2010-A)	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00
Total Class A	$7,650,000,000.00	$7,650,000,000.00	$7,650,000,000.00	$7,650,000,000.00

Class B (2007-1)	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class B (2009-1)	$160,000,000.00	$150,005,266.13	$150,005,266.13	$160,000,000.00
Class B (2009-2)	$400,000,000.00	$380,563,840.00	$380,563,840.00	$400,000,000.00
Class B (2010-1)	$180,000,000.00	$176,054,520.00	$176,054,520.00	$180,000,000.00
Total Class B	$940,000,000.00	$906,623,626.13	$906,623,626.13	$940,000,000.00

Class C (2009-1)	$200,000,000.00	$182,609,191.29	$182,609,191.29	$200,000,000.00
Class C (2009-2)	$505,000,000.00	$472,470,223.00	$472,470,223.00	$505,000,000.00
Class C (2010-1)	$495,000,000.00	$473,135,602.50	$473,135,602.50	$495,000,000.00
Total Class C	$1,200,000,000.00	$1,128,215,016.79	$1,128,215,016.79	$1,200,000,000.00

Class D (2009-1)	$1,148,547,486.00	$1,148,547,486.00	$1,148,547,486.00	$1,148,547,486.00
Total Class D	$1,148,547,486.00	$1,148,547,486.00	$1,148,547,486.00	$1,148,547,486.00

Total	$10,938,547,486.00	$10,833,386,128.92	$10,833,386,128.92	$10,938,547,486.00

4. Nominal Liquidation Amount for Tranches of Notes Outstanding:

(including all tranches issued as of the end of August 2010, after taking into account all allocations expected to occur on this Distribution Date)

			Increase due to withdrawals of Prefunding Excess Amounts from Principal Funding Subaccount				Reductions due to reallocation of Series Principal Amounts	Reductions due to deposits into Principal Funding Subaccount
	Nominal Liquidation Amount as of the beginning of Due Period	Increase due to Accretion of Principal for Discount Notes		Increase due to reimbursement of Nominal Liquidation Amout Deficits		Increases and reductions due to reallocation of charged-off receivables			Nominal Liquidation Amount as of the end of the Due Period	Cumulative unreimbursed Nominal Liquidation Amount Deficit
					Reductions due to allocation of charged-off receivables

Tranche
Class A (2007-1)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2007-2)	$1,250,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,250,000,000	$0.00
Class A (2008-3)	$850,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$850,000,000	$0.00
Class A (2008-4)	$750,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$750,000,000	$0.00
Class A (2008-C)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2009-1)	$1,500,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,500,000,000	$0.00
Class A (2009-2)	$1,300,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,300,000,000	$0.00
Class A (2010-1)	$750,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$750,000,000	$0.00
Class A (2010-A)	$250,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$250,000,000	$0.00
Class A (2010-B)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2010-C)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Total Class A	$7,650,000,000		$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$7,650,000,000	$0.00
Class B (2007-1)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class B (2009-1)	$160,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$160,000,000	$0.00
Class B (2009-2)	$400,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000	$0.00
Class B (2010-1)	$180,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$180,000,000	$0.00
Total Class B	$940,000,000		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$940,000,000	$0.00
Class C (2009-1)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class C (2009-2)	$505,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$505,000,000	$0.00
Class C (2010-1)	$495,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$495,000,000	$0.00
Total Class C	$1,200,000,000		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,200,000,000	$0.00
Class D (2009-1)	$1,148,547,486	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,148,547,486	$0.00
Total Class D	$1,148,547,486		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,148,547,486	$0.00
Total	$10,938,547,486		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$10,938,547,486	$0.00

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date:

                                                                                    Targeted deposit to Principal Funding
                                                                                    Subaccount

	Beginning Principal Funding Subaccount balance	Amount scheduled to be deposited on this Distribution Date		Shortfalls in targeted deposit to Principal Funding Subaccount with respect to this Distribution Date		Amounts withdrawn from Principal Funding Subacccount for payment to Noteholders	Prefunding Excess Amounts withdrawn from Principal Funding Subaccount		Income earned on funds on deposit in Principal funding Subaccount

					Actual deposit to Principal Funding Subaccount			Ending Principal Funding Subaccount balance
			Previous shortfalls
Tranche
Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class D	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

6.	Prefunding with respect to this Distribution Date:

				Prefunding Excess Amounts withdrawn from Principal Funding Subaccount	Actual deposit to Principal Funding Subaccount for Prefunding
	Beginning balance of prefunded deposits	Prefunded amount applied to scheduled principal deposits
			Targeted Prefunding Deposits			Ending balance of prefunded deposits

Tranche
Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date:

                                                                             Targeted deposit to Interest Funding Subaccount with
                                                                             respect to this Distribution Date

					Shortfalls in targeted deposit to Interest Funding Subaccount with respect to this Distribution Date		Amounts withdrawn from Interest Funding Subacccount for payment to Noteholders		Income earned on funds on deposit in Interest Funding Subaccount
	Beginning Interest Funding Subaccount balance	Interest accrued during monthly interest accrual period		Total targeted deposit to Interest Funding Subaccount				Ending Interest Funding Subaccount balance
						Actual deposit to Interest Funding Subaccount
			Previous shortfalls
Tranche
Class A (2007-1)	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$4,708,333.33	$0.00	$0.00
Class A (2007-2)	$1,888,115.28	$913,604.17	$0.00	$913,604.17	$0.00	$913,604.17	$2,801,719.45	$0.00	$128.30
Class A (2008-3)	$0.00	$3,612,500.00	$0.00	$3,612,500.00	$0.00	$3,612,500.00	$3,612,500.00	$0.00	$0.00
Class A (2008-4)	$0.00	$3,531,250.00	$0.00	$3,531,250.00	$0.00	$3,531,250.00	$3,531,250.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$0.00	$1,969,925.00	$0.00	$1,969,925.00	$0.00	$1,969,925.00	$1,969,925.00	$0.00	$0.00
Class A (2009-2)	$0.00	$1,707,268.33	$0.00	$1,707,268.33	$0.00	$1,707,268.33	$1,707,268.33	$0.00	$0.00
Class A (2010-1)	$0.00	$578,712.50	$0.00	$578,712.50	$0.00	$578,712.50	$578,712.50	$0.00	$0.00
Class A (2010-A)	$0.00	$208,783.85	$0.00	$208,783.85	$0.00	$208,783.85	$208,783.85	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$1,888,115.28	$17,230,377.18	$0.00	$17,230,377.18	$0.00	$17,230,377.18	$19,118,492.46	$0.00	$128.30
Class B (2007-1)	$0.00	$85,990.00	$0.00	$85,990.00	$0.00	$85,990.00	$85,990.00	$0.00	$0.00
Class B (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$85,990.00	$0.00	$85,990.00	$0.00	$85,990.00	$85,990.00	$0.00	$0.00
Class C (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$1,888,115.28	$17,316,367.18	$0.00	$17,316,367.18	$0.00	$17,316,367.18	$19,204,482.46	$0.00	$128.30

8. Deposits to and withdrawals from Class C Reserve Subaccounts (2):

					Amounts withdrawn from Class C Reserve Subaccount for application to Class C Notes
		Income earned on funds on deposit in Class C Reserve Subaccount
	Beginning Class C Reserve Subaccount balance					Excess amounts withdrawn from Class C Reserve Subaccount	Ending Class C Reserve Subaccount balance	Cumulative Shortfall in Class C Reserve Subaccount
			Targeted deposit to Class C Reserve Subaccount	Actual deposit to Class C Reserve Subaccount

Tranche

Class C (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

9. Deposits to and withdrawals from Accumulation Reserve Subaccounts:
				Amounts withdrawn from Accumulation Reserve Subaccount for use as Series Finance Charge Amounts

							Income earned on funds on deposit in Accumulation Reserve Subaccount
	Beginning Accumulation Reserve Subaccount balance				Excess amounts withdrawn from Accumulation Reserve Subaccount	Ending Accumulation Reserve Subaccount balance
		Targeted deposit to Accumulation Reserve Subaccount	Actual deposit to Accumulation Reserve Subaccount

Tranche
Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2009-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

10.	Class A: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount		Available Subordinated Amount of
	of Class B Notes		Class B Notes		Usage of Class B
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Tranche
Class A (2007-1)	$71,428,571.40	$71,428,571.40	$71,428,571.40	$71,428,571.40	$0.00	$0.00
Class A (2007-2)	$89,285,714.25	$89,285,714.25	$89,285,714.25	$89,285,714.25	$0.00	$0.00
Class A (2008-3)	$60,714,285.69	$60,714,285.69	$60,714,285.69	$60,714,285.69	$0.00	$0.00
Class A (2008-4)	$53,571,428.55	$53,571,428.55	$53,571,428.55	$53,571,428.55	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$107,142,857.10	$107,142,857.10	$107,142,857.10	$107,142,857.10	$0.00	$0.00
Class A (2009-2)	$92,857,142.82	$92,857,142.82	$92,857,142.82	$92,857,142.82	$0.00	$0.00
Class A (2010-1)	$53,571,428.55	$53,571,428.55	$53,571,428.55	$53,571,428.55	$0.00	$0.00
Class A (2010-A)	$17,857,142.85	$17,857,142.85	$17,857,142.85	$17,857,142.85	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$546,428,571.21	$546,428,571.21	$546,428,571.21	$546,428,571.21	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class C Notes		Class C Notes		Usage of Class C
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Tranche
Class A (2007-1)	$90,909,090.90	$90,909,090.90	$90,909,090.90	$90,909,090.90	$0.00	$0.00
Class A (2007-2)	$113,636,363.62	$113,636,363.62	$113,636,363.62	$113,636,363.62	$0.00	$0.00
Class A (2008-3)	$77,272,727.26	$77,272,727.26	$77,272,727.26	$77,272,727.26	$0.00	$0.00
Class A (2008-4)	$68,181,818.18	$68,181,818.18	$68,181,818.18	$68,181,818.18	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$136,363,636.35	$136,363,636.35	$136,363,636.35	$136,363,636.35	$0.00	$0.00
Class A (2009-2)	$118,181,818.17	$118,181,818.17	$118,181,818.17	$118,181,818.17	$0.00	$0.00
Class A (2010-1)	$68,181,818.18	$68,181,818.18	$68,181,818.18	$68,181,818.18	$0.00	$0.00
Class A (2010-A)	$22,727,272.72	$22,727,272.72	$22,727,272.72	$22,727,272.72	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$695,454,545.38	$695,454,545.38	$695,454,545.38	$695,454,545.38	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class D Notes		Class D Notes		Usage of Class D
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Tranche
Class A (2007-1)	$136,363,636.40	$136,363,636.40	$136,363,636.40	$136,363,636.40	$0.00	$0.00
Class A (2007-2)	$170,454,545.50	$170,454,545.50	$170,454,545.50	$170,454,545.50	$0.00	$0.00
Class A (2008-3)	$115,909,090.94	$115,909,090.94	$115,909,090.94	$115,909,090.94	$0.00	$0.00
Class A (2008-4)	$102,272,727.30	$102,272,727.30	$102,272,727.30	$102,272,727.30	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2009-1)	$204,545,454.60	$204,545,454.60	$204,545,454.60	$204,545,454.60	$0.00	$0.00
Class A (2009-2)	$177,272,727.32	$177,272,727.32	$177,272,727.32	$177,272,727.32	$0.00	$0.00
Class A (2010-1)	$102,272,727.30	$102,272,727.30	$102,272,727.30	$102,272,727.30	$0.00	$0.00
Class A (2010-A)	$34,090,909.10	$34,090,909.10	$34,090,909.10	$34,090,909.10	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	1,043,181,818.46	1,043,181,818.46	1,043,181,818.46	1,043,181,818.46	$0.00	$0.00

11.	Class B: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount of		Available Subordinated Amount of
	Class C Notes		Class C Notes		Usage of Class C
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Tranche
Class B (2007-1)	$155,074,145.65	$155,074,145.65	$155,074,145.65	$155,074,145.65	$0.00	$0.00
Class B (2009-1)	$124,059,316.51	$124,059,316.51	$124,059,316.51	$124,059,316.51	$0.00	$0.00
Class B (2009-2)	$310,148,291.30	$310,148,291.30	$310,148,291.30	$310,148,291.30	$0.00	$0.00
Class B (2010-1)	$139,566,731.09	$139,566,731.09	$139,566,731.09	$139,566,731.09	$0.00	$0.00
Total Class B	$728,848,484.55	$728,848,484.55	$728,848,484.55	$728,848,484.55	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class D Notes		Class D Notes		Usage of Class D
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Tranche
Class B (2007-1)	$232,611,218.49	$232,611,218.49	$232,611,218.49	$232,611,218.49	$0.00	$0.00
Class B (2009-1)	$186,088,974.78	$186,088,974.78	$186,088,974.78	$186,088,974.78	$0.00	$0.00
Class B (2009-2)	$465,222,436.98	$465,222,436.98	$465,222,436.98	$465,222,436.98	$0.00	$0.00
Class B (2010-1)	$209,350,096.65	$209,350,096.65	$209,350,096.65	$209,350,096.65	$0.00	$0.00
Total Class B	$1,093,272,726.90	$1,093,272,726.90	$1,093,272,726.90	$1,093,272,726.90	$0.00	$0.00

12.	Class C: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount of		Available Subordinated Amount of
	Class D Notes		Class D Notes		Usage of Class D
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Tranche
Class C (2009-1)	$191,424,580.93	$191,424,580.93	$191,424,580.93	$191,424,580.93	$0.00	$0.00
Class C (2009-2)	$483,347,066.88	$483,347,066.88	$483,347,066.88	$483,347,066.88	$0.00	$0.00
Class C (2010-1)	$473,775,837.83	$473,775,837.83	$473,775,837.83	$473,775,837.83	$0.00	$0.00
Total Class C	$1,148,547,485.64	$1,148,547,485.64	$1,148,547,485.64	$1,148,547,485.64	$0.00	$0.00

13. Excess Spread Triggers:

	For this Distribution Date	For the preceding Distribution Date	For the second preceding Distribution Date	Three-month average for this Distribution Date

Excess Spread Amount (3)	$112,569,331.45	124,967,425.86	104,067,857.58	$113,868,204.96
Excess Spread Percentage (4)	12.35%	13.07%	11.41%	12.28%
Group Excess Spread (5)	$208,686,018.72	$226,445,653.47	$194,416,234.52	$209,849,302.24
Group Excess Spread Percentage (6)	12.92%	13.63%	12.03%	12.86%

14.	Excess Spread Early Redemption Event: No

U.S. BANK NATIONAL ASSOCIATION
as Indenture Trustee

By:________________________________

(1)	Total amount of principal paid through this distribution date with respect to Class D(2009-1) is not shown.
(2)	The targeted deposit to or withdrawal from the Class C Reserve Account on the current distribution date is based on the three-month average Excess Spread Percentage on the previous distribution date.
(3)	The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between
	(x)	the sum of
		(a)	the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture;
		(b)	any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document, including certain Series 2009-SD Principal Collections so designated;
		(c)	an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and
		(d)	the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts, and
	(y)	the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged-off receivables allocated to the DiscoverSeries, in each case for the applicable period only.
(4)	The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal Liquidation Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period.

(5)	The Group Excess Spread is the sum of the series excess spreads for each series, including each subseries, in the group to which the Series 2007-CC Collateral Certificate belongs. For purposes of calculating the Group ExcessSpread, Series Excess Spread for Series 2009-SD includes the Principal Collections available to other series in Group One through reallocation, except for those Principal Collections included by Series 2007-CC in the calculation of Series Excess Spread for the DiscoverSeries. With respect to series other than
Series 2007-CC, the “series excess spread” generally means

(w) the sum of the Class A and Class B finance charge collections, interchange and investment income, minus
(x) the sum of
	(a)	Class A and Class B monthly interest;
	(b)	Class A and Class B monthly servicing fees;
	(c)	Class A and Class B monthly charge-offs; and
	(d)	the credit enhancement fee;
	in	each case for the distribution date; minus
(y) for any series of certificates that has a subordinated interest rate swap, any payment made by the master trust pursuant to that interest rate swap.
With respect to Series 2007-CC, the “series excess spread” generally means the Excess Spread Amount for the DiscoverSeries notes. See item 13 and footnote 3.
The Group Excess Spread will be reported for so long as the Series 2007-CC collateral certificate is the only collateral certificate owned by the Note Issuance Trust.

Since the October 2009 Distribution Date, the three-month rolling average Group Excess Spread and Interchange Subgroup Excess Spread have been the same as the result of the allocation of interchange to all outstanding series. The Interchange Series Trigger Date has occurred and all outstanding series are Interchange Series for all purposes. As a result, there will no longer be references to the Interchange Subgroup Excess Spread Percentage.

(6)	The Group Excess Spread Percentage generally means the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series of master trust certificates as of the beginning of the related Due Period.